FINANCIAL INSTRUMENTS - Schedule of Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 3,684	$ 2,006
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	347,040	290,935
Fair value | Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	3,530	1,883
Fair value | Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	345,027	288,850
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	7,482	7,417
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	6,554	6,172
Other assets
Disclosure of financial assets [line items]
Non-current assets	4,424	4,750
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 4,096	$ 4,268